DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative assets:
Total assets	$ 608	$ 1,349
Derivative liabilities:
Total liabilities	214	1,779
SWAP [Member]
Derivative assets:
Total assets	366	141
Option contracts [Member]
Derivative assets:
Total assets	242	1,208
Derivative liabilities:
Total liabilities	$ 214	$ 1,779